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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                       1300 SOUTH CLINTON STREET
                                                       FORT WAYNE, INDIANA 46802

                                                               MARY JO ARDINGTON
                                                       ASSOCIATE GENERAL COUNSEL
                                                             Phone: 260-455-3917
                                                        MaryJo.Ardington@LFG.com

VIA EDGAR

May 28, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT
         ON FORM N-4 FOR LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
         LINCOLN SECURED RETIREMENT INCOME(SM) VARIABLE ANNUITY VERSION 2 FILE NOS. 811-07645; 333-187069

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account L ("the Account"), transmitted herewith for filing is Pre-Effective Amendment no. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain variable annuity contracts that the company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed March 6, 2013).

The Amendment reflects changes made in response to SEC Staff comments and non-material changes made to update the Registration Statement. A request for the acceleration of the effective date of this Amendment is included in this filing.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Associate General Counsel